INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Exchangeable Notes balance) (Details) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2022	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Repaid to Note holders	$ 34,500,000	$ 99,700,000
Loss on disposal			$ 9,700,000
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1		(83,312,000)	(83,312,000)
Balance at end of the period			(210,000)	$ (83,312,000)
Current Liabilities [Member] | Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1		$ (83,312,000)	(83,312,000)	(82,664,000)
Accretion interest			(83,000)	(648,000)
Repaid to Note holders			86,730,000	0
Shares issued to Note holders as consideration			6,133,000	0
Loss on disposal			(9,678,000)	0
Balance at end of the period			$ (210,000)	$ (83,312,000)